UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET HIGH YIELD FUND

FORM N-Q

AUGUST 31, 2017

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 86.0%
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 1.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	930,000	$957,016	(a)
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	400,000	419,496
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	330,000	345,675
IHO Verwaltungs GmbH, Senior Secured Bonds (4.125% Cash or 4.875% PIK)	4.125%	9/15/21	330,000	335,363	(a)(b)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	230,000	232,875	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	490,000	517,930	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	590,000	620,975	(a)

Total Auto Components				3,429,330

Diversified Consumer Services - 0.5%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	490,000	542,675	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	430,000	459,025
Service Corp. International, Senior Notes	7.500%	4/1/27	147,000	175,665

Total Diversified Consumer Services				1,177,365

Hotels, Restaurants & Leisure - 6.4%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	93,000	96,127	(a)
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	280,000	288,750	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.625%	1/15/22	380,000	389,386	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	250,000	253,750	(a)
Aramark Services Inc., Senior Notes	5.000%	4/1/25	530,000	560,634	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/18	1,171,810	1,171,810	(a)(b)(c)(d)
Brinker International Inc., Senior Notes	5.000%	10/1/24	460,000	455,400	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	685,000	732,950
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	450,000	481,500	(a)
CCM Merger Inc., Senior Notes	6.000%	3/15/22	468,000	487,890	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	290,000	304,500
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	1,455,000	146	*(a)(e)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	610,000	663,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	120,000	125,688
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	550,000	584,375
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	200,000	225,500	(a)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes	6.750%	11/15/21	600,000	625,500	(a)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Senior Notes	4.750%	6/1/27	720,000	740,700	(a)
Landry’s Inc., Senior Notes	6.750%	10/15/24	730,000	740,950	(a)
MGM Resorts International, Senior Notes	7.750%	3/15/22	750,000	879,375
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	300,000	308,250	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	920,000	955,650	(a)
Scientific Games International Inc., Senior Notes	10.000%	12/1/22	800,000	893,000
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	700,000	749,000	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	572,000	619,190	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Speedway Motorsports Inc., Senior Notes	5.125%	2/1/23	590,000	$610,650
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	660,000	648,450	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	180,000	189,000	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	910,000	932,750	(a)

Total Hotels, Restaurants & Leisure				15,714,246

Household Durables - 1.4%
CalAtlantic Group Inc., Senior Notes	6.250%	12/15/21	440,000	486,475
Century Communities Inc., Senior Notes	5.875%	7/15/25	740,000	736,300	(a)
Lennar Corp., Senior Notes	4.500%	4/30/24	310,000	321,625
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,050,000	1,086,750	(a)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	6.625%	8/15/25	870,000	848,250	(a)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	60,000	62,400

Total Household Durables				3,541,800

Internet & Direct Marketing Retail - 0.2%
Netflix Inc., Senior Bonds	5.875%	2/15/25	507,000	550,095

Leisure Products - 0.4%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,290,000	1,002,975	(a)

Media - 6.5%
AMC Entertainment Holdings Inc., Senior Subordinated Notes	6.125%	5/15/27	440,000	414,150
AMC Networks Inc., Senior Notes	4.750%	8/1/25	410,000	412,563
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	580,000	613,350	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	2/15/23	420,000	435,225
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	770,000	815,961	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	350,000	361,375	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,360,000	1,459,256
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	430,000	495,702
DISH DBS Corp., Senior Notes	6.750%	6/1/21	230,000	254,438
DISH DBS Corp., Senior Notes	5.875%	7/15/22	120,000	130,050
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,390,000	2,587,175
DISH DBS Corp., Senior Notes	7.750%	7/1/26	60,000	70,575
EW Scripps Co., Senior Notes	5.125%	5/15/25	430,000	436,450	(a)
iHeartCommunications Inc., Senior Notes (12.000% Cash, 2.000% PIK)	14.000%	2/1/21	936,475	189,051	(b)
Lions Gate Entertainment Corp., Senior Notes	5.875%	11/1/24	490,000	514,500	(a)
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	980,000	1,033,880	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	2,510,000	2,720,263	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	440,000	544,204
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	610,000	614,575	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	410,000	429,987	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.500%	1/15/25	300,000	314,250	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	260,000	275,600	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	860,000	889,025	(a)

Total Media				16,011,605

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multiline Retail - 0.3%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	570,000	$604,200

Specialty Retail - 2.4%
American Greetings Corp., Senior Notes	7.875%	2/15/25	700,000	763,000	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	170,000	174,462	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	460,000	478,975	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	970,000	550,475	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	640,000	563,200	(a)
Hertz Corp., Senior Notes	5.875%	10/15/20	710,000	685,150
Lithia Motors Inc., Senior Notes	5.250%	8/1/25	360,000	369,000	(a)
PetSmart Inc., Senior Notes	7.125%	3/15/23	220,000	179,850	(a)
PetSmart Inc., Senior Notes	8.875%	6/1/25	680,000	567,800	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	460,000	412,850	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	530,000	543,918
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	600,000	618,000	(a)

Total Specialty Retail				5,906,680

Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	200,000	209,000	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	510,000	532,950	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	630,000	661,500

Total Textiles, Apparel & Luxury Goods				1,403,450

TOTAL CONSUMER DISCRETIONARY				49,341,746

CONSUMER STAPLES - 2.9%
Beverages - 0.6%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	780,000	790,725	(a)
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	630,000	659,925	(a)

Total Beverages				1,450,650

Food & Staples - 0.1%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	380,000	388,550	(a)

Food & Staples Retailing - 0.3%
Beverages & More Inc., Senior Secured Notes	11.500%	6/15/22	780,000	735,150	(a)

Food Products - 1.0%
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	200,000	207,250	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	1,050,000	1,092,157	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,000,000	1,063,125	(a)

Total Food Products				2,362,532

Household Products - 0.5%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	410,000	438,700
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	330,000	355,575
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	350,000	374,063

Total Household Products				1,168,338

Tobacco - 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	800,000	697,000
Alliance One International Inc., Senior Secured Notes	8.500%	4/15/21	320,000	334,400	(a)

Total Tobacco				1,031,400

TOTAL CONSUMER STAPLES				7,136,620

ENERGY - 15.2%
Energy Equipment & Services - 1.6%
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	950,000	878,750	(a)
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	1,000,000	995,000	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	670,000	529,300
Transocean Inc., Senior Notes	9.000%	7/15/23	300,000	320,250	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	400,000	308,000
Trinidad Drilling Ltd., Senior Notes	6.625%	2/15/25	960,000	892,800	(a)

Total Energy Equipment & Services				3,924,100

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 13.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	240,000	$262,200
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	590,000	627,612
Berry Petroleum Co. Escrow	—	—	1,520,000	0	*(c)(d)(f)
Berry Petroleum Co. Escrow	—	—	1,580,000	0	*(c)(d)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	790,000	815,675	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	600,000	699,000	(a)
Carrizo Oil & Gas Inc., Senior Notes	6.250%	4/15/23	300,000	292,500
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	260,000	270,400
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	740,000	798,275
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	150,000	138,000
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	1,070,000	950,962
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	450,000	435,375	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	140,000	138,250
Continental Resources Inc., Senior Notes	4.900%	6/1/44	320,000	272,192
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	520,000	523,250	(a)
CrownRock LP/CrownRock Finance Inc., Senior Notes	7.750%	2/15/23	560,000	596,400	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	470,000	497,025	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	140,000	149,100	(a)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	128,000	142,336
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	7.000%	8/15/21	580,000	601,025	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes	8.000%	2/15/25	790,000	525,350	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	7.750%	9/1/22	250,000	153,750
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	900,000	517,500
Exterran Energy Solutions LP/EES Finance Corp., Senior Notes	8.125%	5/1/25	500,000	516,250	(a)
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	460,000	464,600	(a)
Extraction Oil & Gas Inc./Extraction Finance Corp., Senior Notes	7.875%	7/15/21	1,030,000	1,068,625	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Bonds	5.625%	6/15/24	430,000	406,350
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	370,000	364,450
Gulfport Energy Corp., Senior Notes	6.375%	5/15/25	610,000	602,375	(a)
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	190,000	195,938
LUKOIL International Finance BV, Senior Notes	6.125%	11/9/20	280,000	305,824	(a)
Magnum Hunter Resources Corp. Escrow	—	—	2,560,000	0	*(c)(d)(f)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	440,000	353,650	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	580,000	464,000	(a)
Murphy Oil USA Inc., Senior Notes	5.625%	5/1/27	500,000	537,500
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	6.875%	10/15/21	380,000	372,400
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	760,000	735,300
NGPL PipeCo LLC, Senior Bonds	4.875%	8/15/27	550,000	567,875	(a)
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	360,000	370,800	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	500,000	623,750	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	730,000		$713,575
PDC Energy Inc., Senior Notes	7.750%	10/15/22	230,000		239,488
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	820,000		907,937
QEP Resources Inc., Senior Notes	6.875%	3/1/21	273,000		284,603
QEP Resources Inc., Senior Notes	5.250%	5/1/23	510,000		487,050
Range Resources Corp., Senior Notes	5.875%	7/1/22	120,000		123,000	(a)
Range Resources Corp., Senior Notes	5.000%	3/15/23	480,000		476,400	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	260,000		250,250
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,090,000		1,134,962
Rice Energy Inc., Senior Notes	7.250%	5/1/23	50,000		53,688
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,450,000		1,591,375	(a)
Rose Rock Midstream LP/Rose Rock Finance Corp., Senior Notes	5.625%	11/15/23	940,000		911,800
RSP Permian Inc., Senior Notes	6.625%	10/1/22	1,030,000		1,075,062
RSP Permian Inc., Senior Notes	5.250%	1/15/25	410,000		413,075	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	600,000		522,000
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	400,000		307,000
SemGroup Corp., Senior Notes	6.375%	3/15/25	90,000		89,100	(a)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	961,593		937,553	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	160,000		161,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	960,000		957,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	180,000		185,625	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	30,000		31,200	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	690,000		693,450	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	830,000		1,000,150
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	520,000		534,300
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	440,000		565,400
WPX Energy Inc., Senior Notes	6.000%	1/15/22	170,000		176,163
WPX Energy Inc., Senior Notes	8.250%	8/1/23	770,000		848,925
WPX Energy Inc., Senior Notes	5.250%	9/15/24	270,000		265,950

Total Oil, Gas & Consumable Fuels					33,293,745

TOTAL ENERGY					37,217,845

FINANCIALS - 8.3%
Banks - 2.8%
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,560,000		1,580,351	(g)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	360,000		414,225
Barclays PLC, Junior Bonds (EUR 5 year Swap Annual + 6.750%)	8.000%	12/15/20	520,000	EUR	689,541	(g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	340,000		384,200	(a)(g)(h)
CIT Group Inc., Senior Notes	5.000%	8/15/22	990,000		1,074,051
CIT Group Inc., Senior Notes	5.000%	8/1/23	820,000		892,775
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	500,000		594,040	(a)(g)(h)

Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	530,000		588,300	(g)(h)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	450,000		532,248

Total Banks					6,749,731

Capital Markets - 0.3%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	750,000		808,125

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 2.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	430,000	$555,775
DAE Funding LLC, Senior Notes	4.500%	8/1/22	704,000	719,840	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	550,000	563,750	(a)
FirstCash Inc., Senior Notes	5.375%	6/1/24	540,000	571,050	(a)
Navient Corp., Senior Notes	6.500%	6/15/22	190,000	200,925
Navient Corp., Senior Notes	5.875%	10/25/24	770,000	781,935
Navient Corp., Senior Notes	6.750%	6/25/25	1,350,000	1,393,875
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	760,000	704,900	(a)

Total Consumer Finance				5,492,050

Diversified Financial Services - 1.8%
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	850,000	811,750	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	3/15/22	400,000	413,000	(a)
Nielsen Co. (Luxembourg) Sarl, Senior Notes	5.000%	2/1/25	380,000	393,300	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	400,000	418,500	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,250,000	2,345,625	(a)

Total Diversified Financial Services				4,382,175

Insurance - 0.8%
CNO Financial Group Inc., Senior Notes	5.250%	5/30/25	980,000	1,046,150
Genworth Holdings Inc., Senior Notes	7.700%	6/15/20	570,000	572,850
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	320,000	273,600

Total Insurance				1,892,600

Thrifts & Mortgage Finance - 0.4%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,000,000	1,052,500	(a)

TOTAL FINANCIALS				20,377,181

HEALTH CARE - 7.7%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	550,000	553,163	(a)

Health Care Equipment & Supplies - 0.6%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	320,000	280,000
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	700,000	668,710	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	350,000	383,250	(a)
Immucor Inc., Senior Notes	11.125%	2/15/22	100,000	104,750	(a)

Total Health Care Equipment & Supplies				1,436,710

Health Care Providers & Services - 4.9%
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	662,000	656,042	(c)(d)(g)
BioScrip Inc., Senior Notes	8.875%	2/15/21	590,000	539,850
Centene Corp., Senior Notes	4.750%	1/15/25	1,300,000	1,345,500
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	100,000	99,500
CHS/Community Health Systems Inc., Senior Secured Notes	6.250%	3/31/23	550,000	556,188
DaVita Inc., Senior Notes	5.000%	5/1/25	530,000	538,639
HCA Inc., Notes	7.690%	6/15/25	1,035,000	1,213,537
HCA Inc., Notes	7.500%	11/6/33	250,000	285,000
HCA Inc., Senior Bonds	5.375%	2/1/25	280,000	296,100
HCA Inc., Senior Notes	7.500%	2/15/22	270,000	311,850
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	380,000	386,175
HCA Inc., Senior Secured Notes	5.500%	6/15/47	1,250,000	1,295,312
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	1,000,000	1,075,000	(a)
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	370,000	399,600	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,290,000	1,357,725
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	360,000	358,056
Tenet Healthcare Corp., Senior Secured Bonds	4.375%	10/1/21	190,000	194,038
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	550,000	561,000
West Street Merger Subordinated Inc., Senior Notes	6.375%	9/1/25	590,000	590,737	(a)

Total Health Care Providers & Services				12,059,849

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 2.0%
Mallinckrodt International Finance SA, Senior Notes	3.500%	4/15/18	280,000	$281,750
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	80,000	79,200	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	1,280,000	1,283,200	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	510,000	507,603	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	330,000	304,425	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	60,000	57,300	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,630,000	1,377,350	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	210,000	177,975	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	160,000	168,200	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	560,000	595,700	(a)

Total Pharmaceuticals				4,832,703

TOTAL HEALTH CARE				18,882,425

INDUSTRIALS - 9.1%
Aerospace & Defense - 0.5%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,100,000	1,116,500	(a)

Air Freight & Logistics - 0.6%
XPO CNW Inc., Senior Bonds	6.700%	5/1/34	440,000	424,600
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	130,000	137,261	(a)
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	920,000	963,700	(a)

Total Air Freight & Logistics				1,525,561

Airlines - 0.8%
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	258,745	272,653	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	8.388%	11/1/20	133	148
United Airlines Inc., Pass-Through Certificates, Secured Bonds	5.375%	8/15/21	188,570	198,470
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	774,621	806,845
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	598,190	659,893

Total Airlines				1,938,009

Building Products - 0.1%
Standard Industries Inc., Senior Notes	5.125%	2/15/21	240,000	249,000	(a)

Commercial Services & Supplies - 2.9%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	450,000	464,625	(a)
ADT Corp., Senior Secured Notes	6.250%	10/15/21	20,000	21,841
ADT Corp., Senior Secured Notes	4.125%	6/15/23	620,000	629,300
CD&R Waterworks Merger Subordinated LLC, Senior Notes	6.125%	8/15/25	310,000	316,975	(a)
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	580,000	577,100
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	570,000	615,600	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	480,000	406,200
Ritchie Bros. Auctioneers Inc., Senior Notes	5.375%	1/15/25	580,000	604,650	(a)
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Senior Notes	5.875%	4/15/23	290,000	308,850	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	660,000	708,873
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	400,000	429,500
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	790,000	839,375
West Corp., Senior Notes	5.375%	7/15/22	950,000	963,062	(a)
West Corp., Senior Secured Notes	4.750%	7/15/21	250,000	254,375	(a)

Total Commercial Services & Supplies				7,140,326

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - 0.4%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	200,000	$204,500	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes (8.875% Cash or 9.625% PIK)	8.875%	4/15/19	897,641	896,519	(a)(b)

Total Construction & Engineering				1,101,019

Machinery - 1.8%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,140,000	1,177,050	(a)
BlueLine Rental Finance Corp/BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	860,000	941,184	(a)
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	280,000	265,300	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	460,000	490,187
Tennant Co., Senior Notes	5.625%	5/1/25	800,000	839,000	(a)
Terex Corp., Senior Notes	5.625%	2/1/25	700,000	734,125	(a)

Total Machinery				4,446,846

Marine - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,250,000	1,040,625	(a)

Road & Rail - 0.5%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,130,000	1,110,225	(a)

Trading Companies & Distributors - 1.0%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	400,000	362,000	(a)
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	440,000	473,493	(a)
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	200,000	205,316	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	840,000	857,850	(a)
H&E Equipment Services Inc., Senior Notes	5.625%	9/1/25	490,000	507,150	(a)

Total Trading Companies & Distributors				2,405,809

Transportation - 0.1%
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	4/1/20	467,651	208,105	(a)(b)
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	120,000	101,400	(a)

Total Transportation				309,505

TOTAL INDUSTRIALS				22,383,425

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	430,000	429,592	(a)

Electronic Equipment, Instruments & Components - 0.2%
CDW LLC/CDW Finance Corp., Senior Notes	5.000%	9/1/25	510,000	534,225

Internet Software & Services - 0.2%
Match Group Inc., Senior Notes	6.375%	6/1/24	350,000	381,500

IT Services - 0.6%
Alliance Data Systems Corp., Senior Notes	5.375%	8/1/22	740,000	760,350	(a)
First Data Corp., Senior Notes	7.000%	12/1/23	360,000	388,800	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	260,000	271,697	(a)

Total IT Services				1,420,847

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology Inc., Senior Notes	5.500%	2/1/25	95,000	$100,814

Software - 0.3%
CDK Global Inc., Senior Notes	4.875%	6/1/27	250,000	254,375	(a)
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	580,000	601,025	(a)

Total Software				855,400

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	360,000	378,342	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	370,000	410,042	(a)

Total Technology Hardware, Storage & Peripherals				788,384

TOTAL INFORMATION TECHNOLOGY				4,510,762

MATERIALS - 9.2%
Chemicals - 0.8%
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes (10.500% Cash or 11.250% PIK)	10.500%	9/15/18	515,582	525,894	(a)(b)
Valvoline Inc., Senior Notes	5.500%	7/15/24	680,000	723,350	(a)
Valvoline Inc., Senior Notes	4.375%	8/15/25	310,000	313,100	(a)
Venator Finance Sarl/Venator Materials Corp., Senior Notes	5.750%	7/15/25	460,000	472,362	(a)

Total Chemicals				2,034,706

Construction Materials - 0.9%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.750%	12/15/23	740,000	779,775	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	260,000	265,850	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	980,000	1,063,300

Total Construction Materials				2,108,925

Containers & Packaging - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,380,000	1,473,150	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	300,000	309,375	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,285,000	1,461,687
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	750,000	764,918

Total Containers & Packaging				4,009,130

Metals & Mining - 5.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	410,000	452,025	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	780,000	875,550	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	490,000	502,152	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	410,000	425,888	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	470,000	489,975	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	260,000	277,212	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	400,000	422,000	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	410,000	472,525
ArcelorMittal SA, Senior Notes	7.250%	3/1/41	300,000	348,840
Arconic Inc., Senior Notes	5.125%	10/1/24	510,000	543,150
Coeur Mining Inc., Senior Notes	5.875%	6/1/24	370,000	371,388	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	520,000	535,600	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,520,000	1,561,800	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	6.125%	6/15/19	230,000	$233,853
Freeport-McMoRan Inc., Senior Notes	6.625%	5/1/21	250,000	256,625
Freeport-McMoRan Inc., Senior Notes	6.750%	2/1/22	270,000	284,175
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	850,000	838,312
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	140,000	152,425
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	310,000	308,450
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	196,350
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	560,000	604,800	(a)
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	900,000	996,750	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,157,776	21,708	*(a)(i)
Mirabela Nickel Ltd., Subordinated Notes (1.000% PIK)	1.000%	9/10/44	15,237	0	(a)(b)(c)(d)(f)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	830,000	485,550	(a)
Novelis Corp., Senior Notes	5.875%	9/30/26	480,000	501,600	(a)
Steel Dynamics Inc., Senior Notes	5.000%	12/15/26	300,000	318,000
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	340,000	357,850
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	860,000	950,300

Total Metals & Mining				13,784,853

Paper & Forest Products - 0.3%
Mercer International Inc., Senior Notes	6.500%	2/1/24	710,000	741,950	(a)

TOTAL MATERIALS				22,679,564

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.7%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	90,000	92,475
CoreCivic Inc., Senior Notes	5.000%	10/15/22	440,000	457,600
CoreCivic Inc., Senior Notes	4.625%	5/1/23	140,000	142,800
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	990,000	1,024,650
GEO Group Inc., Senior Notes	5.125%	4/1/23	620,000	625,425
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	550,000	562,375
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	300,000	327,375
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	250,000	260,625
Uniti Group Inc./CSL Capital LLC, Senior Notes	8.250%	10/15/23	590,000	579,439

Total Equity Real Estate Investment Trusts (REITs)				4,072,764

Real Estate Management & Development - 0.3%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	100,000	106,500
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	550,000	592,625	(a)

Total Real Estate Management & Development				699,125

TOTAL REAL ESTATE				4,771,889

TELECOMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 3.4%
CenturyLink Inc., Senior Notes	6.450%	6/15/21	330,000	346,913
CenturyLink Inc., Senior Notes	5.625%	4/1/25	430,000	410,650
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,070,000	1,123,500	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	550,000	481,938
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,330,000	1,117,200
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	400,000	382,750
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	850,000	917,192	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	770,000	789,250
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,240,000	430,900	*(a)(i)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,430,000	1,553,337	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	460,000	411,985
Windstream Services LLC, Senior Notes	7.500%	4/1/23	528,000	410,520

Total Diversified Telecommunication Services				8,376,135

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 4.5%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	560,000	$614,712	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	720,000	790,200	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	504,000	621,180	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,160,000	2,683,800
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	100,000	108,125	(a)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	910,000	1,157,975
Sprint Corp., Senior Notes	7.250%	9/15/21	130,000	143,650
Sprint Corp., Senior Notes	7.875%	9/15/23	2,420,000	2,771,215
Sprint Corp., Senior Notes	7.625%	2/15/25	190,000	215,175
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	1,730,000	1,920,300

Total Wireless Telecommunication Services				11,026,332

TOTAL TELECOMMUNICATION SERVICES				19,402,467

UTILITIES - 1.8%
Electric Utilities - 0.8%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,115,000	1,543,950
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	500,000	555,000

Total Electric Utilities				2,098,950

Gas Utilities - 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	480,000	475,200

Independent Power and Renewable Electricity Producers - 0.8%
AES Corp., Senior Notes	5.500%	4/15/25	820,000	858,950
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	1,032,752	986,278
NRG Energy Inc., Senior Notes	7.250%	5/15/26	30,000	32,325
NRG Energy Inc., Senior Notes	6.625%	1/15/27	20,000	21,100

Total Independent Power and Renewable Electricity Producers				1,898,653

TOTAL UTILITIES				4,472,803

TOTAL CORPORATE BONDS & NOTES (Cost - $207,559,816)				211,176,727

ASSET-BACKED SECURITIES - 3.0%
Ares CLO Ltd., 2017-44A D (3 mo. USD LIBOR + 6.550%)	7.864%	10/15/29	700,000	691,306	(a)(g)
Avery Point CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	6.812%	8/5/27	750,000	732,646	(a)(g)
Carlyle Global Market Strategies, 2015-2A D (3 mo. USD LIBOR + 5.300%)	6.617%	4/27/27	500,000	493,443	(a)(g)
Carlyle Global Market Strategies, 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.032%	7/20/31	500,000	501,887	(a)(g)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.085%	4/20/29	500,000	483,035	(a)(g)
Cumberland Park CLO Ltd., 2015-2A E (3 mo. USD LIBOR + 5.000%)	6.307%	7/20/26	500,000	485,473	(a)(g)
Dryden Senior Loan Fund, 2015-40A E (3 mo. USD LIBOR + 5.950%)	7.265%	8/15/28	750,000	750,460	(a)(g)
Galaxy CLO Ltd., 2015-20A E (3 mo. USD LIBOR + 5.500%)	6.807%	7/20/27	250,000	249,715	(a)(g)
GoldenTree Loan Opportunities Ltd., 2015-10A E2 (3 mo. USD LIBOR + 5.200%)	6.507%	7/20/27	500,000	496,989	(a)(g)
Jamestown CLO Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	8.054%	1/15/28	500,000	500,212	(a)(g)
MidOcean Credit CLO, 2017-7A D (3 mo. USD LIBOR + 3.880%)	5.199%	7/15/29	500,000	501,525	(a)(g)
Neuberger Berman CLO Ltd., 2015-19A D (3 mo. USD LIBOR + 5.250%)	6.408%	7/15/27	500,000	481,447	(a)(g)
Oaktree CLO Ltd., 2015-1A D (3 mo. USD LIBOR + 5.600%)	6.907%	10/20/27	500,000	493,552	(a)(g)
Treman Park CLO Ltd., 2015-1A E (3 mo. USD LIBOR + 6.200%)	7.507%	4/20/27	500,000	498,922	(a)(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $7,126,344)				7,360,612

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 0.6%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	900,000	$530,219	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	700,000	454,599	(a)(g)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	800,000	443,171	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,608,716)				1,427,989

CONVERTIBLE BONDS & NOTES - 1.1%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	280,000	235,025	(a)
Oasis Petroleum Inc., Senior Notes	2.625%	9/15/23	70,000	65,013
Whiting Petroleum Corp., Senior Notes	1.250%	4/1/20	570,000	486,637

TOTAL ENERGY				786,675

HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Jazz Investments I Ltd., Senior Notes	1.500%	8/15/24	410,000	406,413	(a)

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Finisar Corp., Senior Notes	0.500%	12/15/36	200,000	192,750	(a)

Internet Software & Services - 0.1%
Akamai Technologies Inc., Senior Bonds	0.000%	2/15/19	240,000	233,401

Semiconductors & Semiconductor Equipment - 0.4%
Microchip Technology Inc., Junior Subordinated Notes	2.250%	2/15/37	50,000	59,312	(a)
Microchip Technology Inc., Senior Subordinated Notes	1.625%	2/15/27	390,000	466,050	(a)
ON Semiconductor Corp., Senior Notes	1.625%	10/15/23	390,000	436,069	(a)

Total Semiconductors & Semiconductor Equipment				961,431

TOTAL INFORMATION TECHNOLOGY				1,387,582

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,528,462)				2,580,670

SENIOR LOANS - 2.5%
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.2%
Laureate Education Inc., 2017 Term Loan B (1 mo. LIBOR + 4.500%)	5.739%	4/26/24	508,725	511,507	(g)(k)(l)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan (2 mo. LIBOR + 8.250%)	9.510%	6/29/22	830,000	485,550	(c)(g)(k)(l)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B (3 mo. LIBOR + 5.500%)	6.820%	10/28/20	625,600	267,965	(g)(k)(l)

TOTAL CONSUMER DISCRETIONARY				1,265,022

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc. (wind-down lender claim)	—	—	341,110	264,360	*(c)
Pacific Drilling SA, Term Loan B (3 mo. LIBOR + 3.500%)	4.750%	6/3/18	147,315	51,192	(g)(k)(l)

Total Energy Equipment & Services				315,552

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - 0.4%
Blue Ridge Mountain Resources Inc., Exit Term Loan (LIBOR + 7.000% Cash, LIBOR + 7.000% PIK)	16.624%	5/6/19	243,506		$242,289	(b)(c)(d)(g)(k)(l)
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%)	8.814%	8/23/21	510,000		545,700	(g)(k)(l)
Westmoreland Coal Co., Term Loan B (3 mo. LIBOR + 6.500%)	7.796%	12/16/20	227,225		179,508	(g)(k)(l)

Total Oil, Gas & Consumable Fuels					967,497

TOTAL ENERGY					1,283,049

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.4%
Immucor Inc., Extended Term Loan B (1 mo. LIBOR + 5.000%)	6.239%	6/15/21	382,780		388,163	(g)(k)(l)
Lantheus Medical Imaging Inc., 2017 Term Loan (1 mo. LIBOR + 4.500%)	5.739%	6/30/22	568,575		572,602	(g)(k)(l)

Total Health Care Equipment & Supplies					960,765

Health Care Providers & Services - 0.3%
RadNet Inc., Reprice Term Loan (3 mo. LIBOR + 3.750%)	5.060 - 7.000%	6/30/23	860,000		861,075	(c)(g)(k)(l)

TOTAL HEALTH CARE					1,821,840

INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Ancestry.com Operations Inc., Second Lien Term Loan (1 mo. LIBOR + 8.250%)	9.490%	10/19/24	648,000		660,960	(g)(k)(l)

MATERIALS - 0.2%
Metals & Mining - 0.2%
Murray Energy Corp., Term Loan B2 (3 mo. LIBOR + 7.250%)	8.546%	4/16/20	478,235		440,233	(g)(k)(l)

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple Power LLC, 2015 Term Loan B (3 mo. ICE LIBOR + 6.250% PIK)	7.397%	3/4/22	982,402		722,065	*(b)(c)(g)(i)(k)(l)

TOTAL SENIOR LOANS (Cost - $7,242,725)					6,193,169

SOVEREIGN BONDS - 1.0%
Argentina - 0.4%
Republic of Argentina, Senior Bonds	6.875%	4/22/21	160,000		174,220
Republic of Argentina, Senior Bonds	5.625%	1/26/22	240,000		251,640
Republic of Argentina, Senior Bonds	7.500%	4/22/26	250,000		280,125
Republic of Argentina, Senior Notes	6.875%	1/26/27	330,000		356,070

Total Argentina					1,062,055

Mexico - 0.6%
United Mexican States, Senior Bonds	6.500%	6/9/22	27,277,000	MXN	1,513,174

TOTAL SOVEREIGN BONDS (Cost - $3,189,974)					2,575,229

			SHARES
COMMON STOCKS - 2.0%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			81,754		598,439	*(c)(d)

Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6		124,354	*(c)(d)

TOTAL CONSUMER DISCRETIONARY					722,793

ENERGY - 1.6%
Energy Equipment & Services - 0.6%
Hercules Offshore Inc. (Escrow)			54,577		15,390	*(c)(d)
KCAD Holdings I Ltd.			424,046,710		1,568,973	*(c)(d)

Total Energy Equipment & Services					1,584,363

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY		SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.0%
Berry Petroleum Co.		123,003	$1,199,279	*(c)
Blue Ridge Mountain Resources Inc.		130,264	1,146,323	*
MWO Holdings LLC		621	91,629	*(c)(d)

Total Oil, Gas & Consumable Fuels			2,437,231

TOTAL ENERGY			4,021,594

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer HoldCo, S.C.A.		58,411	137,266	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.		3,456	0	*(a)(c)(d)(f)

TOTAL INDUSTRIALS			137,266

TOTAL COMMON STOCKS (Cost - $12,444,988)			4,881,653

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.7%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	133,672	1,436,974	(b)(c)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	2,002	21,521	(b)(c)(m)
Sanchez Energy Corp.	6.500%	17,300	308,805

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $2,012,069)			1,767,300

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	7.681%	26,950	729,806	(g)

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates	8.000%	25,960,600	259,606	*(c)(d)

TOTAL PREFERRED STOCKS (Cost - $2,825,132)			989,412

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $246,538,226)			238,952,761

SHORT-TERM INVESTMENTS - 0.4%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,007,678)	1.047%	1,007,678	1,007,678

TOTAL INVESTMENTS - 97.7% (Cost - $247,545,904)			239,960,439
Other Assets in Excess of Liabilities - 2.3%			5,619,961

TOTAL NET ASSETS - 100.0%			$245,580,400

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued using significant unobservable inputs (See Note 1).

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(e)	The maturity principal is currently in default as of August 31, 2017.

(f)	Value is less than $1.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	The coupon payment on these securities is currently in default as of August 31, 2017.

(j)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Restricted security (See Note 2).

(n)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At August 31, 2017, the total market value of investments in Affiliated Companies was $1,007,678 and the cost was $1,007,678 (See Note 3).

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation
EUR	— Euro
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	205	12/17	$24,241,002	$24,292,500	$51,498
U.S. Treasury Ultra Long-Term Bonds	12	12/17	2,008,969	2,028,750	19,781

					71,279

Contracts to Sell:
U.S. Treasury Long-Term Bonds	14	12/17	2,174,313	2,185,313	(11,000)

Net unrealized appreciation on open futures contracts					$60,279

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

At August 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	674,851	EUR	580,000	Barclays Bank PLC	10/19/17	$(17,235)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

At August 31, 2017, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc.	$379,479	10/5/17	BCSUOGSW basket‡	3-Month LIBOR quarterly	—	$58,647	(a)
Barclays Capital Inc.	108,259	10/5/17	BCSUOGSW basket‡	3-Month LIBOR quarterly	—	16,731	(a)
Barclays Capital Inc.	21,873	10/5/17	BCSUOGSW basket‡	3-Month LIBOR quarterly	—	3,380	(a)

Total	$509,611				—	$78,758

†	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

‡	Custom equity basket is comprised of four common stocks in the Energy sector.

(a)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$48,169,936	$1,171,810		$49,341,746
Energy	—	37,217,845	0	*	37,217,845
Health Care	—	18,226,383	656,042		18,882,425
Materials	—	22,679,564	0	*	22,679,564
Other Corporate Bonds & Notes	—	83,055,147	—		83,055,147
Asset-Backed Securities	—	7,360,612	—		7,360,612
Collateralized Mortgage Obligations	—	1,427,989	—		1,427,989
Convertible Bonds & Notes	—	2,580,670	—		2,580,670
Senior Loans:
Consumer Discretionary	—	779,472	485,550		1,265,022
Energy	—	776,400	506,649		1,283,049
Health Care	—	960,765	861,075		1,821,840
Utilities	—	—	722,065		722,065
Other Senior Loans	—	1,101,193	—		1,101,193
Sovereign Bonds	—	2,575,229	—		2,575,229
Common Stocks:
Consumer Discretionary	—	—	722,793		722,793
Energy	$1,146,323	—	2,875,271		4,021,594
Industrials	—	—	137,266		137,266
Convertible Preferred Stocks	—	308,805	1,458,495		1,767,300
Preferred Stocks:
Financials	729,806	—	—		729,806
Industrials	—	—	259,606		259,606

Total Long-Term Investments	1,876,129	227,220,010	9,856,622		238,952,761

Short-Term Investments†	—	1,007,678	—		1,007,678

Total Investments	1,876,129	228,227,688	9,856,622		239,960,439

Other Financial Instruments:
Futures Contracts	71,279	—	—		71,279
OTC Total Return Swaps	—	78,758	—		78,758

Total Other Financial Instruments	71,279	78,758	—		150,037

Total	$1,947,408	$228,306,446	$9,856,622		$240,110,476

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$11,000	—	—		$11,000
Forward Foreign Currency Contracts	—	$17,235	—		17,235

Total	$11,000	$17,235	—		$28,235

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		HEALTHCARE	MATERIALS
Balance as of May 31, 2017	$1,441,473	$0	*	—	$0	*
Accrued premiums/discounts	9,940	—		$187	—
Realized gain (loss)	—	—		—	—
Change in unrealized appreciation (depreciation)[1]	(9,940)	—		475	—
Purchases	51,012	—		655,380	—
Sales	(320,675)	—		—	—
Transfers into Level 3[2]	—	—		—	—
Transfers out of Level 3[3]	—	—		—	—

Balance as of August 31, 2017	$1,171,810	$0	*	$656,042	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2017[1]	$(9,940)	—		$475	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY		HEALTH CARE	UTILITIES
Balance as of May 31, 2017	$907,144	$236,113		$1,391,693	—
Accrued premiums/discounts	2,688	536		426	—
Realized gain (loss)	99	—		8,054	—
Change in unrealized appreciation (depreciation)[1]	(154,816)	632		(15,615)	—
Purchases	—	5,008		857,850	—
Sales	(1,600)	—		(1,381,333)	—
Transfers into Level 3[2]	—	264,360		—	$722,065
Transfers out of Level 3[3]	(267,965)	—		—	—

Balance as of August 31, 2017	$485,550	$506,649		$861,075	$722,065

Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2017(1)	$(95,579)	$632		$3,225	—

Notes to Schedule of Investments (unaudited) (continued)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS
Balance as of May 31, 2017	$700,989	$3,681,633	$168,300	$172,897	$0	*
Accrued premiums/discounts	—	—	—	—	—
Realized gain (loss)	—	—	53,317	—	(251,383)
Change in unrealized appreciation (depreciation)[1]	21,804	(806,362)	(52,924)	(35,631)	251,383
Purchases	—	—	—	—	—
Sales	—	—	(168,693)	—	(0	)*
Transfers into Level 3[2]	—	—	—	—	—
Transfers out of Level 3[3]	—	—	—	—	—

Balance as of August 31, 2017	$722,793	$2,875,271	—	$137,266	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2017[1]	$21,804	$(806,362)	—	$(35,631)	—

	CONVERTIBLE PREFERRED STOCKS	PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont’d)		INDUSTRIALS	TOTAL
Balance as of May 31, 2017	$1,729,844	$259,606	$10,689,692
Accrued premiums/discounts	—	—	13,777
Realized gain (loss)	—	—	(189,913)
Change in unrealized appreciation (depreciation)[1]	(271,349)	—	(1,072,343)
Purchases	—	—	1,569,250
Sales	—	—	(1,872,301)
Transfers into Level 3[2]	—	—	986,425
Transfers out of Level 3[3]	—	—	(267,965)

Balance as of August 31, 2017	$1,458,495	$259,606	$9,856,622

Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2017[1]	$(271,349)	—	$(1,192,725)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/ Face Amount	Acquisition Date	Cost	Value at 8/31/2017		Value Per Share/Unit	Percent of Net Assets
Berry Petroleum Co.	2,002	2/17	$20,020	$21,521		$10.75	0.01%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$662,000	6/17	655,567	656,042	(a)	99.10	0.27%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended August 31, 2017. The following transactions were effected in shares of such companies for the period ended August 31, 2017.

	Affiliate Value at May 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$28,314,678	28,314,678	$27,307,000	27,307,000	—	$14,678	—	$1,007,678

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017